Cost Of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of cost of sales [abstract]
Opening inventories	€ 84,227	€ 91,077		€ 91,014
Purchases	139,205	177,591		180,872
Labour costs	86,209	89,827		92,330
Third party manufacturers costs	3,919	6,039		8,725
Other manufacturing costs	29,519	29,004		37,605
Government grants related to PPE	(1,626)	(1,061)	€ (1,068)	(1,068)
Closing inventories	(69,685)	(84,227)	€ (91,077)	(91,077)
Total	€ 271,931	€ 308,250		€ 318,401